As filed with the Securities and Exchange Commission on March 7, 2019

1933 Act File No. 333-150525

1940 Act File No. 811-22201

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C.  20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933		☒
Pre-Effective Amendment No.		☐
Post-Effective Amendment No.	241	☒

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940		☒
Amendment No.	243	☒

(Check appropriate box or boxes.)

DIREXION SHARES ETF TRUST

(Exact name of Registrant as Specified in Charter)

1301 Avenue of the Americas (6th Avenue), 28th Floor

New York, New York 10019

(Address of Principal Executive Office) (Zip Code)

Registrant’s Telephone Number, including Area Code: (646) 572-3390

Daniel D. O’Neill

1301 Avenue of the Americas (6th Avenue), 28th Floor

New York, New York 10019

(Name and Address of Agent for Service)

Copy to:

Angela Brickl	Stacy L. Fuller
Rafferty Asset Management, LLC	K&L Gates LLP
1301 Avenue of the Americas (6th Avenue) 28th Floor	1601 K Street, NW Washington, DC 20006
New York, NY 10019

It is proposed that this filing will become effective (check appropriate box)

☒                              immediately upon filing pursuant to paragraph (b)

☐                                on (date) pursuant to paragraph (b)

☐                                60 days after filing pursuant to paragraph (a)(1)

☐                                on (date) pursuant to paragraph (a)(1)

☐                                75 days after filing pursuant to paragraph (a)(2)

☐                                on (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

☐                                This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

EXPLANATORY NOTE

This amendment is being filed solely to submit exhibits containing risk/return summary information in interactive data format that is identical to the risk/return information contained in the Registrant’s prospectuses that were filed with the Securities and Exchange Commission in Post-Effective Amendment No. 239 to the Registrant’s registration statement on February 26, 2019.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended (the “Securities Act”), and the Investment Company Act of 1940, as amended, the Registrant certifies that this Post-Effective Amendment No. 241 to its Registration Statement meets all the requirements for effectiveness pursuant to Rule 485(b) of the Securities Act, and the Registrant has duly caused this Post-Effective Amendment No. 241 to its Registration Statement on Form N-1A to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York and the State of New York on March 7, 2019.

DIREXION SHARES ETF TRUST

By:	/s/ Patrick J. Rudnick*
Patrick J. Rudnick
Principal Executive Officer

Pursuant to the requirements of the Securities Act, this Post-Effective Amendment No. 241 to its Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

Signature	Title	Date

/s/ Daniel D. O’Neill*	Chairman of the Board	March 7, 2019
Daniel D. O’Neill

/s/ Gerald E. Shanley III*	Trustee	March 7, 2019
Gerald E. Shanley III

/s/ John Weisser*	Trustee	March 7, 2019
John Weisser

/s/ Jacob C. Gaffey*	Trustee	March 7, 2019
Jacob C. Gaffey

/s/ David L. Driscoll*	Trustee	March 7, 2019
David L. Driscoll

/s/ Henry W. Mulholland*	Trustee	March 7, 2019
Henry W. Mulholland

/s/ Patrick J. Rudnick*	Principal Financial Officer and Principal Executive Officer	March 7, 2019
Patrick J. Rudnick

*By:	/s/ Angela Brickl
Attorney-In-Fact pursuant to the Power of Attorney filed with Post-Effective Amendment No. 232 to the Trust’s Registration Statement filed with the SEC on December 28, 2018.

EXHIBIT INDEX

Exhibit	Exhibit No.

Instance Document	EX-101.INS

Schema Document	EX-101.SCH

Calculation Linkbase Document	EX-101.CAL

Definition Linkbase Document	EX-101.DEF

Label Linkbase Document	EX-101.LAB

Presentation Linkbase Document	EX-101.PRE